Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Other Comprehensive Income

15. Other Comprehensive Income

The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

	2019			2018			2017
($ in thousands)	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$86,980	$(18,266)	$68,714	$(65,379)	$13,730	$(51,649)	$(89,152)	$31,203	$(57,949)
Less: reclassification adjustment of realized capital gains and losses	1,395	(293)	1,102	(1,359)	285	(1,074)	12,710	(4,449)	8,261

Unrealized net capital gains and losses	85,585	(17,973)	67,612	(64,020)	13,445	(50,575)	(101,862)	35,652	(66,210)
Unrealized foreign currency translation adjustments	(3,963)	832	(3,131)	124	(26)	98	3,706	(1,297)	2,409

Other comprehensive income (loss)	$81,622	$(17,141)	$64,481	$(63,896)	$13,419	$(50,477)	$(98,156)	$34,355	$(63,801)